S000049244 [Member] Investment Strategy - Tax-Exempt High Yield Bond Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund has a fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in fixed income investments the income from which is exempt from federal income tax. The Fund invests principally in municipal debt obligations providing federal tax-exempt interest income, but may invest up to 20% of the value of its net assets plus borrowings for investment purposes in municipal debt securities, the income on which is subject to federal income tax, including the alternative minimum tax. The Fund generally intends to invest a substantial portion of its assets in medium- to low-quality municipal debt securities including those that are rated in the lowest rating category by a nationally recognized statistical rating organization (“NRSRO”). The Fund generally expects to invest between 20% and 80% of its assets in municipal debt securities that are rated below investment grade by one or more NRSROs (commonly referred to as “high-yield” or “junk bonds”) or in unrated securities judged to be of comparable quality. The Fund may invest in industrial development bonds.
Russell Investment Management, LLC (“RIM”) provides or oversees the provision of all investment advisory and portfolio management services for the Fund. The Fund is advised by RIM and multiple money managers unaffiliated with RIM pursuant to a multi-manager approach. RIM may change a Fund's asset allocation at any time. The Fund’s money managers select the individual portfolio instruments for the assets assigned to them. RIM manages the Fund’s cash balances.
The Fund may invest in derivative instruments and may use derivatives to take both long and short positions. A portion of the Fund’s net assets may be “illiquid” investments. The Fund may invest in commercial paper. The Fund may also invest in puts, stand-by commitments and demand notes (including variable rate demand notes). The Fund may enter into repurchase agreements. Please refer to the “Investment Objective and Investment Strategies” section in the Fund’s Prospectus for further information.